Client Name:
Client Project Name:	BRAVO 2024-NQM8
Start - End Dates:	7/29/2021 - 4/14/2022
Deal Loan Count:	212

Conditions Report 2.0

Loans in Report:	212
Loans with Conditions:	142

65 - Total Active Conditions
65 - Non-Material Conditions
56 - Credit Review Scope
17 - Category: Application
4 - Category: Assets
26 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: Insurance
7 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
2 - Category: FEMA
2 - Category: Property
5 - Compliance Review Scope
1 - Category: Documentation
1 - Category: RESPA
2 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
171 - Total Satisfied Conditions

41 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
15 - Category: Application
3 - Category: Assets
5 - Category: DTI
1 - Category: Income/Employment
5 - Category: Insurance
10 - Category: Terms/Guidelines
1 - Category: Title
101 - Property Valuations Review Scope
72 - Category: Appraisal
5 - Category: FEMA
3 - Category: Property
21 - Category: Value
29 - Compliance Review Scope
7 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Federal Consumer Protection
20 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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